                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-02924

              LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
                       ENTERPRISES MONEY MARKET FUND, INC.
                       -----------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 6/30

Date of reporting period: 12/31/05

ITEM 1:      REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

  2005
  SEMIANNUAL
    REPORT


LORD ABBETT
U.S. GOVERNMENT & GOVERNMENT
  SPONSORED ENTERPRISES
  MONEY MARKET FUND


FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005

--------------------------------------------------------------------------------
LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND SEMIANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund's strategies and performance for the six-month period ended December 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,
/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The Federal Reserve Board (the Fed) raised the federal funds rate four times in the first six months of the fund's fiscal year, ending calendar 2005 at 4.25 percent, amid concerns about inflationary pressures. (The fed funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve Board district bank to other banks needing overnight loans to meet reserve requirements.)

     Short-term rates rose, while longer rates remained remarkably stable over much of the period as inflation metrics trended downward. However, 10-year maturities slipped lower in late December 2005, creating an inverted yield curve.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005?

A: The fund (Class A shares) finished the six-month period ended December 31, 2005, with total net assets of $290.8 million and a seven-day current yield of
3.3 percent. The current yield refers to the income generated by an investment in the fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the fund than the one-year total return quotation. For the six-month period ended December 31, 2005, the fund returned 1.5 percent, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its peer group, the Lipper U.S. Government Money Market Funds Average,(1) which returned 1.5 percent in the same period. STANDARDIZED AVERAGE ANNUAL RETURNS, WHICH INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF DECEMBER 31, 2005, ARE 1 YEAR: 2.48 PERCENT, 5 YEARS: 1.44 PERCENT, AND 10 YEARS: 3.10 PERCENT. During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the fund's returns would have been lower. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge
(CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please

--------------------------------------------------------------------------------

see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

     AN INVESTMENT IN MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: In general, fund yield kept pace with short-term interest rates. Consistent with its goal of providing current income with minimum credit risk, the fund remained invested in high-quality, short-term securities issued by the U.S. Treasury and certain U.S. government agency securities.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lipper U.S. Government Money Market Funds Average aims at investments in financial instruments issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. Source: Lipper, Inc. Copyright(C) 2006 by Reuters. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the fund's management and the portfolio holdings described in this report are as of December 31, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005).

ACTUAL EXPENSES

     For each class of the fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 7/1/05 - 12/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING          ENDING            EXPENSES
                                                   ACCOUNT           ACCOUNT          PAID DURING
                                                    VALUE             VALUE             PERIOD+
                                                    -----             -----            ---------
                                                                                        7/1/05-
                                                    7/1/05           12/31/05           12/31/05
                                                    ------           --------          ---------
CLASS A
Actual                                          $      1,000.00   $      1,015.00   $          3.55
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,021.68   $          3.57

CLASS B
Actual                                          $      1,000.00   $      1,011.10   $          7.35
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,017.90   $          7.38

CLASS C
Actual                                          $      1,000.00   $      1,015.00   $          3.55
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,021.68   $          3.57

CLASS Y
Actual                                          $      1,000.00   $      1,015.00   $          3.55
Hypothetical (5% Return Before Expenses)        $      1,000.00   $      1,021.68   $          3.57

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.70% for Class A, 1.45% for Class B, and 0.70% for Classes C and Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
DECEMBER 31, 2005

CREDIT RATING                  %*
A-1+                         57.64%
Repurchase Agreements        42.36%
Total                       100.00%

*  Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2005

                                                                                               PRINCIPAL
                                          INTEREST          MATURITY                              AMOUNT         AMORTIZED
INVESTMENTS                                   RATE              DATE            RATING             (000)              COST
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES
SECURITIES 58.32%
Federal Home Loan Bank                        4.17%         1/4/2006              A-1+   $        35,000   $    34,987,838
Federal Home Loan Bank                       4.185%         1/6/2006              A-1+            15,000        14,991,281
Federal Home Loan Mortgage Corp.              4.05%        1/30/2006              A-1+            30,000        29,901,400
Federal Home Loan Mortgage Corp.              4.07%        1/18/2006              A-1+             1,807         1,803,527
Federal Home Loan Mortgage Corp.              4.14%        1/10/2006              A-1+             1,500         1,498,448
Federal Home Loan Mortgage Corp.              4.16%        1/17/2006              A-1+            22,350        22,308,677
Federal Home Loan Mortgage Corp.              4.16%        1/30/2006              A-1+             2,113         2,105,919
Federal Home Loan Mortgage Corp.              4.16%        1/31/2006              A-1+             1,618         1,612,391
Federal Home Loan Mortgage Corp.              4.17%        2/21/2006              A-1+             6,689         6,648,916
Federal National Mortgage Assoc.              4.07%        1/18/2006              A-1+             1,500         1,497,117
Federal National Mortgage Assoc.              4.10%         1/4/2006              A-1+             3,115         3,113,936
Federal National Mortgage Assoc.              4.14%        1/12/2006              A-1+             3,400         3,395,699
Federal National Mortgage Assoc.              4.15%         1/9/2006              A-1+             2,662         2,659,545
Federal National Mortgage Assoc.              4.15%        1/18/2006              A-1+             4,086         4,077,993
Federal National Mortgage Assoc.              4.15%        1/20/2006              A-1+             1,500         1,496,715
Federal National Mortgage Assoc.              4.15%        1/25/2006              A-1+             3,456         3,446,438
Federal National Mortgage Assoc.              4.16%        1/19/2006              A-1+            50,000        49,896,000
Federal National Mortgage Assoc.              4.17%        1/26/2006              A-1+             1,000           997,104
Federal National Mortgage Assoc.              4.17%        1/27/2006              A-1+             1,870         1,864,368
Federal National Mortgage Assoc.              4.24%        2/15/2006              A-1+             3,524         3,505,323
                                                                                                           ---------------
TOTAL                                                                                                          191,808,635
                                                                                                           ---------------
SHORT-TERM INVESTMENTS 42.87%

REPURCHASE AGREEMENTS 42.87%

Repurchase Agreement dated
12/30/2005, 3.75% due 1/3/2006
with J.P. Morgan Chase & Co.
collateralized by $100,000,000
of Federal Home Loan Mortgage
Corp. at 6.625% due 9/15/2009
and $34,078,000 of Federal
National Mortgage Assoc. at
4.375% due 10/15/2015; value:
$141,505,014; proceeds:
$139,057,917                                                                                     139,000       139,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
DECEMBER 31, 2005

                                                                             PRINCIPAL
                                                                                AMOUNT         AMORTIZED
INVESTMENTS                                                                      (000)              COST
--------------------------------------------------------------------------------------------------------
Repurchase Agreement dated
12/30/2005, 3.60% due 1/3/2006
with State Street Bank & Trust
Co. collateralized by $2,070,000
of Federal Home Loan Mortgage
Corp. at 2.875% due 9/18/2007;
value: $2,024,072; proceeds:
$1,982,606                                                                   $   1,982     $   1,981,813
                                                                                           -------------
TOTAL SHORT-TERM INVESTMENTS                                                                 140,981,813
                                                                                           -------------
TOTAL INVESTMENTS IN SECURITIES 101.19%                                                      332,790,448*
                                                                                           -------------
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (1.19%)                                        (3,909,355)
                                                                                           -------------
NET ASSETS 100.00%                                                                         $ 328,881,093
                                                                                           =============

* Cost for Federal income tax purposes is $332,790,448. Average maturity of investments: 13 days.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 2005

ASSETS:
Investment in securities, at amortized cost                                        $  191,808,635
Repurchase agreements, at cost                                                        140,981,813
Cash                                                                                        6,480
Receivables:
    Interest                                                                               29,355
    Capital shares sold                                                                 2,520,670
    From advisor                                                                           80,746
Prepaid expenses and other assets                                                          32,865
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                          335,460,564
=================================================================================================
LIABILITIES:
Payables:
    Capital shares reacquired                                                           5,174,760
    Management fee                                                                        151,590
    12b-1 distribution fees-Class B                                                        14,427
    Fund administration                                                                     8,160
    Directors' fees                                                                       148,629
Dividends payable                                                                         837,649
Accrued expenses and other liabilities                                                    244,256
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       6,579,471
=================================================================================================
NET ASSETS                                                                         $  328,881,093
=================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $  328,880,834
Undistributed net investment income                                                           259
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $  328,881,093
=================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                     $  290,834,829
Class B Shares                                                                     $   21,564,654
Class C Shares                                                                     $   10,596,665
Class Y Shares                                                                     $    5,884,945
OUTSTANDING SHARES BY CLASS:
Class A Shares (700 million shares of common stock authorized, $.001 par value)       290,834,615
Class B Shares (400 million shares of common stock authorized, $.001 par value)        21,564,635
Class C Shares (300 million shares of common stock authorized, $.001 par value)        10,596,652
Class Y Shares (100 million shares of common stock authorized, $.001 par value)         5,884,945
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                     $         1.00
Class B Shares-Net asset value                                                     $         1.00
Class C Shares-Net asset value                                                     $         1.00
Class Y Shares-Net asset value                                                     $         1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005

INVESTMENT INCOME:
Interest                                                                           $    6,311,865
EXPENSES:
Management fee                                                                            839,859
12b-1 distribution plan-Class B                                                            90,925
Shareholder servicing                                                                     671,711
Professional                                                                               22,323
Reports to shareholders                                                                    22,608
Fund administration                                                                        69,053
Custody                                                                                    26,091
Directors' fees                                                                             6,811
Registration                                                                               44,632
Other                                                                                       5,468
-------------------------------------------------------------------------------------------------
Gross expenses                                                                          1,799,481
  Expense reductions (See Note 6)                                                         (20,651)
  Expenses assumed by advisor (See Note 3)                                               (478,523)
-------------------------------------------------------------------------------------------------
NET EXPENSES                                                                            1,300,307
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              $    5,011,558
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE SIX MONTHS ENDED
                                                           DECEMBER 31, 2005      FOR THE YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                 (UNAUDITED)          JUNE 30, 2005
OPERATIONS:
Net investment income                                          $   5,011,558           $   4,304,535
====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                         (4,477,298)             (3,832,401)
  Class B                                                           (264,411)               (211,850)
  Class C                                                           (188,580)               (204,405)
  Class Y                                                            (81,269)                (55,879)
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (5,011,558)             (4,304,535)
====================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                372,096,965             713,008,953
Reinvestment of distributions                                      4,510,936               3,568,179
Cost of shares reacquired                                       (364,763,978)           (763,610,233)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                 11,843,923             (47,033,101)
====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                             11,843,923             (47,033,101)
====================================================================================================
NET ASSETS:
Beginning of period                                              317,037,170             364,070,271
----------------------------------------------------------------------------------------------------
END OF PERIOD                                                  $ 328,881,093           $ 317,037,170
====================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                            $         259           $         259
====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                              ENDED                             YEAR ENDED 6/30
                                           12/31/2005      -----------------------------------------------------------
                                           (UNAUDITED)       2005         2004          2003       2002        2001
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      1.00     $    1.00   $    1.00     $    1.00   $    1.00   $    1.00
                                           ===========     =========   =========     =========   =========   =========
Investment operations:
  Net investment income(b)                         .01           .01           -(d)        .01         .01         .05
  Net realized gain                                  -             -           -             -           -           -(d)
                                           -----------     ---------   ---------     ---------   ---------   ---------
    Total from investment operations               .01           .01           -(d)        .01         .01         .05
                                           -----------     ---------   ---------     ---------   ---------   ---------
Distributions to shareholders from:
  Net investment income                           (.01)         (.01)          -(d)       (.01)       (.01)       (.05)
                                           -----------     ---------   ---------     ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD             $      1.00     $    1.00   $    1.00     $    1.00   $    1.00   $    1.00
                                           ===========     =========   =========     =========   =========   =========
Total Return(c)                                   1.50%(e)      1.35%        .21%          .55%       1.48%       5.02%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                .35%(e)       .81%        .83%          .88%        .86%        .87%
  Expenses, excluding expense
    reductions and expenses assumed                .50%(e)       .94%        .97%          .98%        .87%        .90%
  Net investment income                           1.49%(e)      1.32%        .21%          .56%+      1.46%+      4.89%+

                                           SIX MONTHS
                                             ENDED                              YEAR ENDED 6/30
                                           12/31/2005      -----------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)       2005         2004          2003        2002        2001
----------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $   290,835     $ 271,720   $ 289,336     $ 266,528   $ 227,169   $ 201,174
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                                 YEAR ENDED 6/30
                                           12/31/2005      -------------------------------------------------------------
                                           (UNAUDITED)       2005         2004          2003        2002         2001
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      1.00     $    1.00   $    1.00     $    1.00    $    1.00    $    1.00
                                           ===========     =========   =========     =========    =========    =========
Investment operations:
  Net investment income(b)                         .01           .01           -(d)          -(d)       .01          .04
  Net realized gain                                  -             -           -             -            -            -(d)
                                           -----------     ---------   ---------     ---------    ---------    ---------
    Total from investment operations               .01           .01           -(d)          -(d)       .01          .04
                                           -----------     ---------   ---------     ---------    ---------    ---------
Distributions to shareholders from:
  Net investment income                           (.01)         (.01)          -(d)          -(d)      (.01)        (.04)
                                           -----------     ---------   ---------     ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD             $      1.00     $    1.00   $    1.00     $    1.00    $    1.00    $    1.00
                                           ===========     =========   =========     =========    =========    =========
Total Return(c)                                   1.11%(e)       .72%        .20%          .29%         .80%        4.24%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                .73%(e)      1.41%        .83%         1.15%        1.53%        1.62%
  Expenses, excluding expense
    reductions and expenses assumed                .88%(e)      1.69%       1.72%         1.73%        1.62%        1.65%
  Net investment income                           1.11%(e)       .62%        .21%          .29%+        .71%+       4.14%+

                                           SIX MONTHS
                                              ENDED                                 YEAR ENDED 6/30
                                           12/31/2005      -------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)       2005         2004          2003        2002         2001
------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $    21,564     $  26,388   $  47,789     $  39,609    $  26,000    $  14,059
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                             YEAR ENDED 6/30
                                           12/31/2005      -----------------------------------------------------------
                                           (UNAUDITED)       2005         2004          2003       2002        2001
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      1.00     $    1.00   $    1.00     $    1.00   $    1.00   $    1.00
                                           ===========     =========   =========     =========   =========   =========
Investment operations:
  Net investment income(b)                         .01           .01           -(d)        .01         .01         .05
  Net realized gain                                  -             -           -             -           -           -(d)
                                           -----------     ---------   ---------     ---------   ---------   ---------
    Total from investment operations               .01           .01           -(d)        .01         .01         .05
                                           -----------     ---------   ---------     ---------   ---------   ---------
Distributions to shareholders from:
  Net investment income                           (.01)         (.01)          -(d)       (.01)       (.01)       (.05)
                                           -----------     ---------   ---------     ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD             $      1.00     $    1.00   $    1.00     $    1.00   $    1.00   $    1.00
                                           ===========     =========   =========     =========   =========   =========
Total Return(c)                                   1.50%(e)      1.35%        .21%          .55%       1.48%       5.02%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                .35%(e)       .83%        .83%          .88%        .86%        .87%
  Expenses, excluding expense
    reductions and expenses assumed                .50%(e)       .94%        .97%          .98%        .87%        .90%
  Net investment income                           1.49%(e)      1.19%        .21%          .56%+      1.46%+      4.89%+

                                           SIX MONTHS
                                             ENDED                              YEAR ENDED 6/30
                                           12/31/2005      -----------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)       2005         2004          2003        2002        2001
----------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $    10,597     $  13,872   $  26,945     $  14,720   $  10,769   $   6,693
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                    SIX MONTHS
                                                                       ENDED        10/20/2004(a)
                                                                    12/31/2005           TO
                                                                    (UNAUDITED)      6/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $      1.00     $        1.00
                                                                    ===========     =============
Investment operations:
  Net investment income(b)                                                  .01               .01
                                                                    -----------     -------------
Distributions to shareholders from:
  Net investment income                                                    (.01)             (.01)
                                                                    -----------     -------------
NET ASSET VALUE, END OF PERIOD                                      $      1.00     $        1.00
                                                                    ===========     =============
Total Return(c)                                                            1.50%(e)          1.18%(e)
RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed               .35%(e)           .53%(e)
  Expenses, excluding expense reductions and expenses assumed               .50%(e)           .67%(e)
  Net investment income                                                    1.49%(e)          1.21%(e)

                                                                    SIX MONTHS
                                                                       ENDED        10/20/2004(a)
                                                                    12/31/2005           TO
SUPPLEMENTAL DATA:                                                  (UNAUDITED)       6/30/2005
-------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $     5,885     $       5,057
-------------------------------------------------------------------------------------------------

+   The ratios have been determined on a Fund basis.
(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Amount is less than $.01.
(e) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

The Fund offers four classes of shares: Classes A, B, C and Y. There are no front end sales charges on shares of each class, although there may be a contingent deferred sales charge ("CDSC") applied to each class of shares as follows: Class A shares acquired through an exchange and redeemed within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are generally allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees related to the Class B 12b-1 distribution plan.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

First $250 million           .50%
Next $250 million            .45%
Over $500 million            .40%

For the fiscal year ending June 30, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class' net annual operating expenses do not exceed the following annual rates:

CLASS        % OF AVERAGE DAILY NET ASSETS
------------------------------------------
A                                      .70%
B                                     1.45%
C                                      .70%
Y                                      .70%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                      CLASS A(1)        CLASS B        CLASS C(1)
------------------------------------------------------------------------------------
Service and distribution fee                    .15%           .75%              .25%

(1) The Fund has not activated its Class A and Class C Plans, and therefore, no payments are currently authorized under the Plans.

Class Y does not have a distribution plan.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

5. DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

6. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

7. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

8. INVESTMENT RISKS

The Fund's yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by various government sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise obligations. There is no assurance that the U.S. Government will provide financial support to such enterprises.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

These factors can affect the Fund's performance.

9. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                       SIX MONTHS ENDED
                                                      DECEMBER 31, 2005                          YEAR ENDED
                                                            (UNAUDITED)                       JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------
                                               SHARES            AMOUNT            SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                               354,823,164   $   354,823,164       659,364,057   $   659,364,057
Reinvestment of distributions               4,042,713         4,042,712         3,197,663         3,197,663
Shares reacquired                        (339,750,666)     (339,750,668)     (680,178,549)     (680,178,553)
-----------------------------------------------------------------------------------------------------------
Increase (decrease)                        19,115,211   $    19,115,208       (17,616,829)  $   (17,616,833)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                 8,979,938   $     8,979,938        22,107,897   $    22,107,897
Reinvestment of distributions                 225,075           225,075           166,799           166,799
Shares reacquired                         (14,028,455)      (14,028,454)      (43,675,373)      (43,675,373)
-----------------------------------------------------------------------------------------------------------
Increase (decrease)                        (4,823,442)  $    (4,823,441)      (21,400,677)  $   (21,400,677)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                 6,045,208   $     6,045,208        24,478,510   $    24,478,510
Reinvestment of distributions                 167,350           167,350           157,444           157,444
Shares reacquired                          (9,488,223)       (9,488,223)      (37,708,669)      (37,708,669)
-----------------------------------------------------------------------------------------------------------
Increase (decrease)                        (3,275,665)  $    (3,275,665)      (13,072,715)  $   (13,072,715)
-----------------------------------------------------------------------------------------------------------

                                                                                       FOR THE PERIOD ENDED
                                                                                             JUNE 30, 2005*
-----------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Shares sold                                 2,248,655   $     2,248,655         7,058,489   $     7,058,489
Reinvestment of distributions                  75,799            75,799            46,273            46,273
Shares reacquired                          (1,496,633)       (1,496,633)       (2,047,638)       (2,047,638)
-----------------------------------------------------------------------------------------------------------
Increase (decrease)                           827,821   $       827,821         5,057,124   $     5,057,124
-----------------------------------------------------------------------------------------------------------

* For the period October 20, 2004 (commencement of offering of class shares) to June 30, 2005.

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board, including all Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the Fund's performance of the Class A shares of the Fund was in the third quintile of its performance universe in the nine-month period, in the fourth quintile for the one- and three-year periods, and in the fifth quintile for the five- and ten-year periods. The Board also observed that the performance was below that of the Lipper U.S. Government Money Market Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that Lord Abbett had implemented a total expense cap for the Fund that limited the total expense ratios of Classes A, C, and Y to not more than 0.70% and the total expense ratio of Class B to not more than 1.45%. The Board also observed that the total expense ratio of Classes A and C were approximately one basis point below the median of the peer group, the total expense ratio of Class B was approximately sixty-six basis points above the median of the peer group, and the total expense ratio of Class Y was approximately twenty-five basis points above the median of the peer group. The Board observed, in addition, that the Fund had relatively high transfer agent and shareholder servicing costs compared to many of its peers due to its relatively small average account size.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


  This report when not used for the
      general information of
  shareholders of the Fund is to be
   distributed only if preceded or
    accompanied by a current Fund
             Prospectus.                                 Lord Abbett U.S. Government & Government Sponsored
                                                               Enterprises Money Market Fund, Inc.
  Lord Abbett Mutual Fund shares are distributed by                                                                   LAMM-3-1205
            LORD ABBETT DISTRIBUTOR LLC                                                                                    (02/06)

ITEM 2:      CODE OF ETHICS.
             Not applicable

ITEM 3:      AUDIT COMMITTEE FINANCIAL EXPERT.
             Not applicable.

ITEM 4:      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
             Not applicable.

ITEM 5:      AUDIT COMMITTEE OF LISTED REGISTRANTS.
             Not applicable.

ITEM 6:      SCHEDULE OF INVESTMENTS.
             Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
             Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
             Not applicable.

ITEM 10:     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
             Not applicable.

ITEM 11:     CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

             Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:     EXHIBITS.
      (a)(1) Amendments to Code of Ethics - Not applicable.

      (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (a)(3) Not applicable.

      (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT U.S GOVERNMENT &
                            GOVERNMENT SPONSORED ENTERPRISES MONEY
                            MARKET FUND, INC.


                                  /s/ Robert S. Dow
                                 ------------------------------------------
                                 Robert S. Dow
                                 Chief Executive Officer,
                                 Chairman and President


                                  /s/ Joan A. Binstock
                                 ------------------------------------------
                                 Joan A. Binstock
                                 Chief Financial Officer and Vice President

Date: February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                            LORD ABBETT U.S GOVERNMENT & GOVERNMENT
                            SPONSORED ENTERPRISES MONEY MARKET FUND, INC.


                                  /s/ Robert S. Dow
                                 ------------------------------------------
                                 Robert S. Dow
                                 Chief Executive Officer,
                                 Chairman and President


                                  /s/ Joan A. Binstock
                                 ------------------------------------------
                                 Joan A. Binstock
                                 Chief Financial Officer and Vice President


Date: February 23, 2006